DERIVATIVES - Summary of Derivative Financial Instruments and Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 11,875,690	$ 7,586,618
Derivative Asset	272,499	112,607
Estimate Fair Value Loss	(272,606)	(112,616)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	2,300,336	1,923,375
Derivative Asset	107	2,636
Estimate Fair Value Loss	(184,884)	(70,808)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other assets
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	2,300,336	1,923,375
Derivative Asset	184,777	70,799
Estimate Fair Value Loss	(107)	(2,636)
Foreign Exchange [Member] | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	3,637,509	1,869,934
Derivative Asset	27,249	10,433
Estimate Fair Value Loss	(60,366)	(28,739)
Foreign Exchange [Member] | Matched interest rate swaps | Accrued interest and other assets
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	3,637,509	1,869,934
Derivative Asset	60,366	28,739
Estimate Fair Value Loss	(27,249)	(10,433)
Derivative [Member] | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	2,300,000	1,900,000
Estimate Fair Value Loss	$ (182,300)	$ (67,500)